Eaton Vance
New York Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 103.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(1)	$4,000	$ 4,305,640
		$ 4,305,640
Education — 7.5%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 4.75%, 6/1/54	$1,350	$ 1,337,013
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(2)	240	231,384
Build NYC Resource Corp., NY, (Success Academy Charter School):
4.00%, 9/1/42	1,175	1,127,459
5.00%, 9/1/38	1,480	1,582,771
5.00%, 9/1/39	1,125	1,199,644
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	238,695
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,640	1,652,661
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	3,020	2,866,071
5.00%, 7/1/53	2,265	2,419,337
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,879,440
New York Dormitory Authority, (Cornell University), 5.50%, 7/1/54	2,500	2,806,250
New York Dormitory Authority, (New York University):
4.00%, 7/1/39	1,260	1,275,952
4.00%, 7/1/46	3,000	2,921,190
New York Dormitory Authority, (Pace University):
5.25%, 5/1/41	425	461,236
5.50%, 5/1/49	1,500	1,619,865
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	2,725	2,904,468
		$ 26,523,436
Electric Utilities — 2.8%
New York Power Authority, Green Bonds, 5.00%, 11/15/42	$2,500	$ 2,826,250
Utility Debt Securitization Authority, NY:
5.00%, 12/15/41	3,500	3,952,900
Green Bonds, 5.00%, 9/15/52	3,050	3,289,150
		$ 10,068,300
Security	Principal Amount (000's omitted)	Value
General Obligations — 7.0%
Nassau County, NY, 4.00%, 4/1/50	$1,500	$ 1,452,855
New York:
5.00%, 3/15/38	1,250	1,417,288
5.00%, 3/15/38	2,250	2,551,117
5.00%, 3/15/39	2,375	2,673,799
5.00%, 3/15/40	2,125	2,381,020
New York, NY:
4.00%, 9/1/46	2,000	1,940,960
4.00%, 4/1/50	1,775	1,706,378
5.25%, 5/1/42	1,665	1,823,724
5.50%, 5/1/44	2,500	2,761,825
5.50%, 5/1/46	2,600	2,854,410
Puerto Rico:
5.625%, 7/1/29	1,634	1,741,020
5.75%, 7/1/31	1,000	1,094,380
Valley Stream, NY:
2.25%, 5/15/27	215	202,982
2.375%, 5/15/28	255	235,842
		$ 24,837,600
Hospital — 3.5%
Dutchess County Local Development Corp., NY, (Health Quest System, Inc.), 4.00%, 7/1/41	$4,945	$ 4,643,602
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	505	383,694
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/42	500	536,910
5.25%, 11/1/43	500	534,690
5.50%, 11/1/44	500	544,480
New York Dormitory Authority, (Northwell Health Obligated Group):
4.00%, 5/1/54	1,500	1,408,650
5.00%, 5/1/52	2,025	2,115,740
New York Dormitory Authority, (White Plains Hospital Obligated Group), 5.25%, 10/1/49	2,005	2,118,644
		$ 12,286,410
Housing — 5.8%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 2.60%, 11/1/46	$1,000	$ 700,080
Sustainable Development Bonds, 2.85%, 11/1/39	3,930	3,231,442
Sustainable Development Bonds, 4.55%, 11/1/54	3,000	2,984,430
Sustainable Development Bonds, 5.00%, 11/1/54	2,000	2,060,140
New York Housing Finance Agency, Sustainability Bonds, 2.60%, 11/1/46	1,500	1,050,120

Eaton Vance
New York Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Mortgage Agency:
3.65%, 4/1/32	$115	$ 114,784
Social Bonds, 4.55%, 10/1/49	6,000	6,017,160
Social Bonds, 4.875%, 10/1/48	2,000	2,009,720
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/42	2,500	2,517,975
		$ 20,685,851
Industrial Development Revenue — 4.2%
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	$930	$ 872,954
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	2,000	2,040,920
(AMT), 5.00%, 10/1/40	4,165	4,261,045
(AMT), 6.00%, 4/1/35	1,335	1,487,444
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 3.00%, 8/1/31	2,795	2,606,505
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	3,752,320
		$ 15,021,188
Insured - Education — 2.1%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,598,580
		$ 7,598,580
Insured - Electric Utilities — 1.0%
New York Power Authority, Green Transmission Revenue:
(AGM), 5.00%, 11/15/48	$1,000	$ 1,075,400
(AGM), 5.25%, 11/15/39	1,000	1,163,570
(AGM), 5.25%, 11/15/40	1,000	1,157,040
		$ 3,396,010
Insured - Escrowed/Prerefunded — 2.7%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,626,628
		$ 9,626,628
Insured - General Obligations — 0.6%
Nassau County, NY, (AGM), 4.00%, 4/1/47	$2,140	$ 2,110,382
		$ 2,110,382
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.9%
New York Dormitory Authority, (Montefiore Obligated Group), (BAM), 4.00%, 9/1/50	$1,500	$ 1,399,260
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/48	1,500	1,668,120
		$ 3,067,380
Insured - Other Revenue — 0.7%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/31	$1,690	$ 1,330,334
(AGM), 4.00%, 3/1/32	1,130	1,156,386
		$ 2,486,720
Insured - Transportation — 2.5%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$3,250	$ 3,088,572
New York Transportation Development Corp., (JFK Airport Terminal 6 Redevelopment), Green Bonds, (AGC), (AMT), 5.25%, 12/31/54	2,245	2,382,843
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AGM), (AMT), 5.00%, 6/30/49	2,165	2,231,076
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	1,250	1,290,038
		$ 8,992,529
Lease Revenue/Certificates of Participation — 2.0%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$3,000	$ 3,234,030
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	4,000	3,887,000
		$ 7,121,030
Other Revenue — 2.3%
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	$3,855	$ 3,946,633
Green Bonds, 4.00%, 2/15/41	4,000	4,034,320
		$ 7,980,953
Senior Living/Life Care — 1.9%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$ 4,522,140
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), Series 2020B, 5.00%, 12/1/40	2,000	2,026,840
		$ 6,548,980

Eaton Vance
New York Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 28.8%
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/51	$1,000	$ 951,290
Green Bonds, 5.00%, 11/15/41	4,000	4,444,520
Green Bonds, 5.00%, 11/15/49	3,000	3,223,890
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/40	2,000	1,998,280
4.00%, 2/1/43	4,000	3,942,000
4.00%, 5/1/45	1,750	1,708,140
4.00%, 8/1/48	3,500	3,374,140
4.375%, 5/1/53	2,000	1,992,240
5.00%, 8/1/39	3,540	3,658,307
5.00%, 11/1/40(3)	2,565	2,866,336
5.00%, 11/1/43(3)	1,000	1,096,370
5.00%, 11/1/46(1)	5,000	5,349,350
5.00%, 5/1/49	2,000	2,153,800
5.50%, 11/1/45(1)	5,000	5,560,800
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	2,500	2,420,625
4.00%, 3/15/47	1,395	1,348,254
4.00%, 3/15/48	1,930	1,862,334
4.00%, 3/15/54	1,350	1,284,282
5.00%, 3/15/49	2,855	2,998,521
5.25%, 3/15/52	2,000	2,178,560
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	2,000	1,921,320
5.00%, 3/15/45	4,000	4,126,880
5.00%, 3/15/49	1,500	1,616,280
5.00%, 3/15/51	2,000	2,146,500
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/55	2,000	1,908,340
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	4,000	4,275,080
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,445	6,433,334
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
4.00%, 5/15/46	1,455	1,407,480
Series 2021A, 5.00%, 5/15/51	2,500	2,627,275
Series 2021C, 5.00%, 5/15/51	6,000	6,326,280
Green Bonds, 5.25%, 5/15/47(1)	3,000	3,258,930
Green Bonds, 5.25%, 5/15/47	2,500	2,715,750
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,500	2,428,775
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue: (continued)
5.00%, 5/15/49	$6,000	$ 6,443,580
		$102,047,843
Transportation — 17.4%
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/45	$2,000	$ 1,906,060
Green Bonds, 4.75%, 11/15/45	900	919,440
Green Bonds, 5.00%, 11/15/46	1,500	1,510,590
New York State Thruway Authority:
4.00%, 1/1/45	3,000	2,924,940
5.00%, 1/1/49	3,250	3,492,060
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,145	2,264,648
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.50%, 6/30/54	2,000	2,099,380
Green Bonds, (AMT), 6.00%, 6/30/54	1,925	2,060,193
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,500	1,563,570
(AMT), 5.00%, 7/1/41	2,150	2,150,043
(AMT), 5.00%, 7/1/46	9,100	9,099,636
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/42	1,960	1,813,039
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,210,581
Port Authority of New York and New Jersey:
4.00%, 11/1/41	3,250	3,267,030
4.00%, 11/1/49	3,000	2,926,470
6.125%, 6/1/94	2,500	2,503,250
(AMT), 5.00%, 8/1/37	2,550	2,721,895
(AMT), 5.00%, 1/15/47	2,000	2,097,860
(AMT), 5.50%, 8/1/52	2,000	2,155,660
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,000	3,136,240
5.00%, 11/15/51	7,545	7,910,027
(LOC: U.S. Bank, N.A.), 3.80%, 1/1/33(4)	1,750	1,750,000
		$ 61,482,612
Water and Sewer — 9.0%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$5,260	$ 5,052,808

Eaton Vance
New York Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
5.00%, 6/15/39	$4,515	$ 4,543,490
5.00%, 6/15/43	2,500	2,733,100
5.00%, 6/15/47(1)	2,000	2,141,540
5.00%, 6/15/50	5,000	5,237,450
5.00%, 6/15/51	4,000	4,309,480
5.25%, 6/15/52	3,025	3,270,509
Suffolk County Water Authority, NY, 3.25%, 6/1/42	5,000	4,458,250
		$ 31,746,627
Total Tax-Exempt Municipal Obligations (identified cost $358,370,861)		$367,934,699

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$835	$ 796,707
		$ 796,707
Special Tax Revenue — 0.6%
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	$2,000	$ 1,953,760
		$ 1,953,760
Total Taxable Municipal Obligations (identified cost $2,795,423)		$ 2,750,467
Total Investments — 104.7% (identified cost $361,166,284)		$370,685,166
Other Assets, Less Liabilities — (4.7)%		$(16,538,436)
Net Assets — 100.0%		$354,146,730
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $8,463,079 or 2.4% of the Fund's net assets.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 5.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 2.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
New York Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$367,934,699	$ —	$367,934,699
Taxable Municipal Obligations	—	2,750,467	—	2,750,467
Total Investments	$ —	$370,685,166	$ —	$370,685,166
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.